Other Financial Information - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred revenue	$ 189.8	$ 160.9		$ 170.5
Accrued payroll and other employee compensation	128.9	145.4
Litigation reserve (see note 17)	96.6	92.9		60.0
Contract liabilities (see note 3)	48.3	39.8
Operating lease liabilities	38.2	35.0
Product warranty	33.1	43.2		44.9
Restructuring (see note 4)	77.3	22.2	$ 18.1	25.8	$ 28.3	$ 15.6
Other	264.6	328.3
Accrued expenses and other liabilities	$ 876.8	$ 867.7		$ 804.3